Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the three and nine months ended September 30, 2020 and September 30, 2019:

	Three Months Ended September 30,		Nine Months Ended September 30,
In thousands, except for net loss per share	2020	2019	2020	2019
Net loss	$(30,737)	$(6,683)	$(58,761)	$(12,247)
Accretion of redeemable series A-1 preferred stock	(6,542)	(5,030)	(17,601)	(14,341)
Redeemable series A-1 preferred stock deemed dividend	(24,341)	—	(24,341)	—
Convertible and redeemable series A-2 preferred stock dividend	(2,870)	—	(2,870)	—

Net loss attributable to common stockholders—basic and diluted	(64,490)	(11,713)	(103,573)	(26,588)
Weighted-average common shares outstanding—basic and diluted	21,554	8,718	13,669	8,640

Net loss per share attributable to common stockholders—basic and diluted	$(2.99)	$(1.34)	$(7.58)	$(3.08)

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the years ended December 31, 2019 and 2018:

In thousands, except for net loss per share	2019	2018
Net loss	$(23,557)	$(16,491)
Convertible preferred stock deemed dividend, net of return from holders		(932)
Accretion of redeemable series A- 1 preferred stock	(19,616)	(3,605)

Net loss attributable to common stockholders—basic and diluted	(43,173)	(21,028)
Weighted- average common shares outstanding—basic and diluted	8,789	7,533

Net loss per share attributable to common stockholders—basic and diluted	$(4.91)	$(2.79)

Equity Shares Excluded from Calculation of Diluted Net Loss per Share Attributable to Common Stockholders

The following equity shares were excluded from the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the three and nine months ended September 30, 2020 and September 30, 2019:

	September 30,
	2020	2019
Stock options	2,423,900	2,062,825
Restricted stock	176,384	158,426
Warrants	116,350	116,350

The following equity shares were excluded from the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the years ended December 31, 2019 and 2018:

	2019	2018
Stock options	2,048,738	1,321,890
Restricted stock	153,352	112,637
Warrants	116,350	108,267